Net financial income / (loss) (Tables)	6 Months Ended
Jun. 30, 2022
Analysis of income and expense [abstract]
Disclosure of net financial income (loss)
Net financial income (loss) can be analyzed as follows :

(in thousands of euro)	June 30, 2022	June 30, 2021

Interests on financial assets	198	171
Change in valuation allowance on financial instruments	53	1,040
Foreign exchange gains	3,797	2,185
Other financial income	—	94
Financial income	4,048	3,490
Foreign exchange losses	(3,663)	(1,602)
Unrealized losses on financial assets	(2,309)	—
Interest on financial liabilities	(194)	(160)
Other financial expenses	—	(18)
Financial expenses	(6,166)	(1,781)
Net financial income (loss)	(2,118)	1,709